Loans Payable (Details) - Schedule of future loan obligations - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of future loan obligations [Abstract]
within 1 year	$ 1,156,938	$ 4,571,452
1-2 years	279,555	1,425,475
3 years
Total	$ 1,436,493	$ 5,996,927